Intangible assets - Income statement location of Amortization and Net Impairment (Details) - Brands - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Assets (liabilities) held for sale	£ 0
Charge for the period	107	£ 94
Net impairment losses/(reversals)	135	(16)
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Charge for the period	61	57
Net impairment losses/(reversals)	129	(32)
Selling, general and administration expenses
Disclosure of detailed information about intangible assets [line items]
Charge for the period	46	37
Net impairment losses/(reversals)	£ 6	8
Research and development
Disclosure of detailed information about intangible assets [line items]
Net impairment losses/(reversals)		£ 8